Line of Credit, Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Line Of Credit Related Parties Details Narrative
Interest expense on line of credit	$ 7,590	$ 0	$ 18,690	$ 0	$ 179	$ 0
Line of credit, related parties			$ 280,500	$ 0	$ 370,000	$ 0